Shareholder Report, Holdings (Details)	Jun. 30, 2026
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Ichor Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | NWPX Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Cohu [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Lincoln Educational Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Bel Fuse Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | EZCORP Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Lindblad Expeditions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Digi International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Ultra Clean Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Ichor Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | NWPX Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Cohu [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Lincoln Educational Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Bel Fuse Cl. B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | EZCORP Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Lindblad Expeditions Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Digi International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | M/I Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Blue Bird [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Timberland Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | IBEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Interface [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | PulteGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Unity Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Capital Fund-Small-Cap Portfolio - Investment Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | TD SYNNEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Royce Capital Fund-Small-Cap Portfolio - Service Class | M/I Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Blue Bird [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Timberland Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | IBEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Interface [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | PulteGroup [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Unity Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Royce Capital Fund-Small-Cap Portfolio - Service Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%